Line of Credit and Notes Payable (Maturities of Long-term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Disclosure [Abstract]
2013	$ 0
2014	575,000
2015	105,000
2016	596,525
2017	140,000
Thereafter	0
Total	$ 1,416,525